Trade Receivables, Other Receivables and Other Current Assets	12 Months Ended
Dec. 31, 2023
Trade Receivables, Other Receivables and Other Current Assets [Abstract]
TRADE RECEIVABLES, OTHER RECEIVABLES AND OTHER CURRENT ASSETS

NOTE 11. TRADE RECEIVABLES, OTHER RECEIVABLES AND OTHER CURRENT ASSETS

(a) Trade receivables

	Consolidated
	December 31, 2023 US$	December 31, 2022 US$
Trade receivables	791,496	649,168
Less: Allowances for doubtful debts	(791,496)	(68,586)
	-	580,582

The table below show movement of allowance for doubtful debts:

	Consolidated
	December 31, 2023 US$	December 31, 2022 US$
Movement of allowance for doubtful debts
As of January 1	68,586	-
Movement during the year	722,910	68,586
As at December 31	791,496	68,586

(i) Ageing Analysis

The ageing analysis of trade receivables is as follows:

	Consolidated
	December 31, 2023 US$	December 31, 2022 US$
Current (not past due)	14,109	96,239
Overdue: less than 1 month	11,605	232,881
Overdue: 1 month - 3 months	43,756	-
Overdue: 3 months- 12 months	256,715	4,173
Overdue: over 12 months	465,311	315,875
	791,496	649,168

(ii) Trade receivables which are past due but not impaired

Included in the Group’s trade receivable balances are debtors with an aggregate carrying amount of US$777,387 (2022: US$552,929) which are past due at the end of the reporting period for which the Group has made provision for impairment loss of US$753,418 (2022: US$68,586).

The carrying value of trade receivables is considered reasonable approximation of fair value to the short-term nature of the balance.

The maximum exposure to credit risk at the reporting date is the fair value of each class of receivables in the consolidated financial statements. Refer to Note 28(e) for further details of credit risk management.

(b) Other receivables

	Consolidated
	December 31, 2023 US$	December 31, 2022 US$
Other receivables	888,901	2,039,517
Provision	(871,547)	-
	17,354	2,039,517

The other receivables mainly relate to advances for purchase of halal products and inner layer film.

(c) Other current assets

	Consolidated
	December 31, 2023 US$	December 31, 2022 US$
Trade deposits	313,920	343,500
Other deposits	1,278,438	1,310,615
Prepayments	-	41,406
VAT receivable	-	186
Provision for other current assets	(1,592,143)	-
	215	1,695,707

The other deposits mainly relate to the purchase of air filter designs and products.